Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share Capital [Abstract]
Share Capital	Share Capital
The authorized and outstanding share capital of the Company is as follows:
Series 6 Convertible Preference Shares
On March 14, 2019 (the “Series 6 Issue Date”), the Company entered into a securities purchase agreement with Stagwell Agency Holdings LLC (“Stagwell Holdings”), an affiliate of Stagwell, pursuant to which Stagwell Holdings agreed to purchase (i) 14,285,714 newly authorized Class A shares (the “Stagwell Class A Shares”) for an aggregate contractual purchase price of $50,000 and (ii) 50,000 newly authorized Series 6 convertible preference shares (“Series 6 Preference Shares”) for an aggregate contractual purchase price of $50,000. The Company received proceeds of approximately $98,620 net of fees and estimated expenses, which were primarily used to pay down existing debt under the Company’s credit facility and for general corporate purposes. The proceeds allocated to the Stagwell Class A Shares were $35,997 and to Series 6 Preference Shares were $62,623 based on their relative fair value calculated by utilizing a Monte Carlo Simulation model. In connection with the closing of the transaction, the Company increased the size of its Board and appointed two nominees designated by Stagwell Holdings. Except as required by law, the Series 6 Preference Shares do not have voting rights and are not redeemable at the option of Stagwell Holdings.
The holders of the Series 6 Preference Shares have the right to convert their Series 6 Preference Shares in whole at any time and from time to time, and in part at any time and from time to time, into a number of Class A Shares equal to the then-applicable liquidation preference divided by the applicable conversion price at such time (the “Conversion Price”). The initial liquidation preference per share of each Series 6 Preference Share is $1,000. The initial Conversion Price is $5.00 per Series 6 Preference Share, subject to customary adjustments for share splits and combinations, dividends, recapitalizations and other matters, including weighted average anti-dilution protection for certain issuances of equity or equity-linked securities.
The Series 6 Preference Shares’ liquidation preference accretes at 8.0% per annum, compounded quarterly until the five-year anniversary of the Series 6 Issue Date. During the three months ended March 31, 2020, the Series 6 Preference Shares accreted at a monthly rate of $7.10, for total accretion of $1,065, bringing the aggregate liquidation preference to $54,326 as of March 31, 2020. The accretion is considered in the calculation of net loss attributable to MDC Partners Inc. common shareholders. See Note
4 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for further information regarding the Series 6 Preference Shares.
Holders of the Series 6 Preference Shares are entitled to dividends in an amount equal to any dividends that would otherwise have been payable on the Class A Shares issued upon conversion of the Series 6 Preference Shares. The Series 6 Preference Shares are convertible at the Company’s option (i) on and after the two-year anniversary of the Series 6 Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least 125% of the Conversion Price or (ii) after the fifth anniversary of the Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least equal to the Conversion Price.
Following certain change in control transactions of the Company in which holders of Series 6 Preference Shares are not entitled to receive cash or qualifying listed securities with a value at least equal to the liquidation preference plus accrued and unpaid dividends, (i) holders will be entitled to cash dividends on the liquidation preference at an increasing rate (beginning at 7%), and (ii) the Company will have a right to redeem the Series 6 Preference Shares for cash at the greater of their liquidation preference plus accrued and unpaid dividends or their as-converted value.
Series 4 Convertible Preference Shares
On March 7, 2017 (the “Series 4 Issue Date”), the Company issued 95,000 newly created Preference Shares (“Series 4 Preference Shares”) to affiliates of The Goldman Sachs Group, Inc. (collectively, the “Purchaser”) pursuant to a $95,000 private placement. The Company received proceeds of approximately $90,123, net of fees and estimated expenses, which were primarily used to pay down existing debt under the Company’s credit facility and for general corporate purposes. In connection with the closing of the transaction, the Company increased the size of its Board and appointed one nominee designated by the Purchaser. Except as required by law, the Series 4 Preference Shares do not have voting rights and are not redeemable at the option of the Purchaser.
Subsequent to the ninetieth day following the Series 4 Issue Date, the holders of the Series 4 Preference Shares have the right to convert their Series 4 Preference Shares in whole at any time and from time to time and in part at any time and from time to time into a number of Class A Shares equal to the then-applicable liquidation preference divided by the applicable conversion price at such time (the “Conversion Price”). The initial liquidation preference per share of each Series 4 Preference Share is $1,000. The Conversion Price of a Series 4 Preference Share is subject to customary adjustments for share splits and combinations, dividends, recapitalizations and other matters, including weighted average anti-dilution protection for certain issuances of equity or equity-linked securities. In connection with the anti-dilution protection provision triggered by the issuance of equity securities to Stagwell Holdings, the Conversion Price per Series 4 Preference Share was reduced to $7.42 from the initial Conversion Price of $10.00.
The Series 4 Preference Shares’ liquidation preference accretes at 8.0% per annum, compounded quarterly until the five-year anniversary of the Series 4 Issue Date. During the three months ended March 31, 2020, the Series 4 Preference Shares accreted at a monthly rate of approximately $8.33 per Series 4 Preference Share, for total accretion of $2,375, bringing the aggregate liquidation preference to $121,126 as of March 31, 2020. The accretion is considered in the calculation of net income (loss) attributable to MDC Partners Inc. common shareholders. See Note 4 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for further information regarding the Series 4 Preference Shares.
Holders of the Series 4 Preference Shares are entitled to dividends in an amount equal to any dividends that would otherwise have been payable on the Class A Shares issued upon conversion of the Series 4 Preference Shares. The Series 4 Preference Shares are convertible at the Company’s option (i) on and after the two-year anniversary of the Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least 125% of the Conversion Price or (ii) after the fifth anniversary of the Series 4 Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least equal to the Conversion Price.
Following certain change in control transactions of the Company in which holders of Series 4 Preference Shares are not entitled to receive cash or qualifying listed securities with a value at least equal to the liquidation preference plus accrued and unpaid dividends, (i) holders will be entitled to cash dividends on the liquidation preference at an increasing rate (beginning at 7%), and (ii) the Company will have a right to redeem the Series 4 Preference Shares for cash at the greater of their liquidation preference plus accrued and unpaid dividends or their as-converted value.
Class A Common Shares (“Class A Shares”)
These are an unlimited number of subordinate voting shares, carrying one vote each, with a par value of $0, entitled to dividends equal to or greater than Class B Shares, convertible at the option of the holder into one Class B Share for each Class A Share after the occurrence of certain events related to an offer to purchase all Class B shares. There were 72,479,417 and 72,150,854 Class A Shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively.
Class B Common Shares (“Class B Shares”)
These are an unlimited number of voting shares, carrying twenty votes each, with a par value of $0, convertible at any time at the option of the holder into one Class A share for each Class B share. There were 3,749 and 3,749 Class B Shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively.
Share Capital
The authorized and outstanding share capital of the Company is as follows:
Series 6 Convertible Preference Shares
On March 14, 2019 (the “Series 6 Issue Date”), the Company entered into a securities purchase agreement with Stagwell Agency Holdings LLC (“Stagwell Holdings”), an affiliate of Stagwell, pursuant to which Stagwell Holdings agreed to purchase (i) 14,285,714 newly authorized Class A shares (the “Stagwell Class A Shares”) for an aggregate contractual purchase price of $50,000 and (ii) 50,000 newly authorized Series 6 convertible preference shares (“Series 6 Preference Shares”) for an aggregate contractual purchase price of $50,000. The Company received proceeds of approximately $98,620, net of fees and estimated expenses, which were primarily used to pay down existing debt under the Company’s credit facility and for general corporate purposes. The proceeds allocated to the Stagwell Class A Shares were $35,997 and to Series 6 Preference Shares were $62,623 based on their relative fair value calculated by utilizing a Monte Carlo Simulation model. In connection with the closing of the transaction, the Company increased the size of its Board and appointed two nominees designated by Stagwell Holdings. Except as required by law, the Series 6 Preference Shares do not have voting rights and are not redeemable at the option of Stagwell Holdings.
The holders of the Series 6 Preference Shares have the right to convert their Series 6 Preference Shares in whole at any time and from time to time, and in part at any time and from time to time, into a number of Class A Shares equal to the then-applicable liquidation preference divided by the applicable conversion price at such time (the “Conversion Price”). The initial liquidation preference per share of each Series 6 Preference Share is $1,000. The initial Conversion Price is $5.00 per Series 6 Preference Share, subject to customary adjustments for share splits and combinations, dividends, recapitalizations and other matters, including weighted average anti-dilution protection for certain issuances of equity or equity-linked securities.
The Series 6 Preference Shares’ liquidation preference accretes at 8.0% per annum, compounded quarterly until the five-year anniversary of the Series 6 Issue Date. During the twelve months ended December 31, 2019, the Series 6 Preference Shares accreted at a monthly rate of $6.96, for total accretion of $3,261, bringing the aggregate liquidation preference to $53,261 as of December 31, 2019. The accretion is considered in the calculation of net loss attributable to MDC Partners Inc. common shareholders. See Note 6 of the Notes to the Consolidated Financial Statements included herein for further information regarding the Series 6 Preference Shares.
Holders of the Series 6 Preference Shares are entitled to dividends in an amount equal to any dividends that would otherwise have been payable on the Class A Shares issued upon conversion of the Series 6 Preference Shares. The Series 6 Preference Shares are convertible at the Company’s option (i) on and after the two-year anniversary of the Series 6 Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least 125% of the Conversion Price or (ii) after the fifth anniversary of the Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least equal to the Conversion Price.
Following certain change in control transactions of the Company in which holders of Series 6 Preference Shares are not entitled to receive cash or qualifying listed securities with a value at least equal to the liquidation preference plus accrued and unpaid dividends, (i) holders will be entitled to cash dividends on the liquidation preference at an increasing rate (beginning at 7%), and (ii) the Company will have a right to redeem the Series 6 Preference Shares for cash at the greater of their liquidation preference plus accrued and unpaid dividends or their as-converted value.
Effective March 18, 2019, the Company’s Board appointed Mark Penn as the Chief Executive Officer (“CEO”) and as a director of the Board. Mr. Penn is manager of Stagwell. Effective April 18, 2019, Mr. Penn was also appointed as Chairman of the Board.
Series 4 Convertible Preference Shares
On March 7, 2017 (the “Series 4 Issue Date”), the Company issued 95,000 newly created Preference Shares (“Series 4 Preference Shares”) to affiliates of The Goldman Sachs Group, Inc. (collectively, the “Purchaser”) pursuant to a $95,000 private placement. The Company received proceeds of approximately $90,123, net of fees and estimated expenses, which were primarily used to pay down existing debt under the Company’s credit facility and for general corporate purposes. In connection with the closing of the transaction, the Company increased the size of its Board and appointed one nominee designated by the Purchaser. Except as required by law, the Series 4 Preference Shares do not have voting rights and are not redeemable at the option of the Purchaser.
Subsequent to the ninetieth day following the Series 4 Issue Date, the holders of the Series 4 Preference Shares have the right to convert their Series 4 Preference Shares in whole at any time and from time to time and in part at any time and from time to time into a number of Class A Shares equal to the then-applicable liquidation preference divided by the applicable conversion price at such time (the “Conversion Price”). The initial liquidation preference per share of each Series 4 Preference Share is $1,000. The Conversion Price of a Series 4 Preference Share is subject to customary adjustments for share splits and combinations, dividends, recapitalizations and other matters, including weighted average anti-dilution protection for certain issuances of equity or equity-linked securities. In connection with the anti-dilution protection provision triggered by the issuance of equity securities to Stagwell Holdings, the Conversion Price per Series 4 Preference Share was reduced to $7.42 from the initial Conversion Price of $10.00.
The Series 4 Preference Shares’ liquidation preference accretes at 8.0% per annum, compounded quarterly until the five-year anniversary of the Series 4 Issue Date. During the twelve months ended December 31, 2019 and 2018, the Series 4 Preference Shares accreted at a monthly rate of approximately $8.17 and $7.55 per Series 4 Preference Share, for total accretion of $9,043 and $8,355, respectively, bringing the aggregate liquidation preference to $118,751 as of December 31, 2019. The accretion is considered in the calculation of net income (loss) attributable to MDC Partners Inc. common shareholders. See Note 6 of the Notes to the Consolidated Financial Statements included herein for further information regarding the Series 4 Preference Shares.
Holders of the Series 4 Preference Shares are entitled to dividends in an amount equal to any dividends that would otherwise have been payable on the Class A Shares issued upon conversion of the Series 4 Preference Shares. The Series 4 Preference Shares are convertible at the Company’s option (i) on and after the two-year anniversary of the Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least 125% of the Conversion Price or (ii) after the fifth anniversary of the Series 4 Issue Date, if the closing trading price of the Class A Shares over a specified period prior to conversion is at least equal to the Conversion Price.
Following certain change in control transactions of the Company in which holders of Series 4 Preference Shares are not entitled to receive cash or qualifying listed securities with a value at least equal to the liquidation preference plus accrued and unpaid dividends, (i) holders will be entitled to cash dividends on the liquidation preference at an increasing rate (beginning at 7%), and (ii) the Company will have a right to redeem the Series 4 Preference Shares for cash at the greater of their liquidation preference plus accrued and unpaid dividends or their as-converted value.
Class A Common Shares (“Class A Shares”)
These are an unlimited number of subordinate voting shares, carrying one vote each, with a par value of $0, entitled to dividends equal to or greater than Class B Shares, convertible at the option of the holder into one Class B Share for each Class A Share after the occurrence of certain events related to an offer to purchase all Class B shares. There were 72,150,854 (including the Class A Shares issued to Stagwell) and 57,517,568 Class A Shares issued and outstanding as of December 31, 2019 and 2018, respectively.
Class B Common Shares (“Class B Shares”)
These are an unlimited number of voting shares, carrying twenty votes each, with a par value of $0, convertible at any time at the option of the holder into one Class A share for each Class B share. There were 3,749 and 3,755 Class B Shares issued and outstanding as of December 31, 2019 and 2018, respectively.
Employee Stock Incentive Plan
As of December 31, 2019, a total of 15,650,000 shares have been authorized under our employee stock incentive plan.
The following table summarizes information about financial performance based and time based restricted stock and restricted stock unit awards:

	Performance Based Awards		Time Based Awards
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2018	452,912	$9.15	626,940	$9.83
Granted	2,738,141	3.08	490,000	2.54
Vested	(276,952)	3.03	(294,980)	12.46
Forfeited	(470,300)	8.79	(253,000)	3.38
Balance at December 31, 2019	2,443,801	$3.11	568,960	$5.53

Performance based and time-based awards granted in the twelve months ended December 31, 2018 had a weighted average grant date fair value of $9.17 and $7.38, respectively. Time-based awards granted in the twelve months ended December 31, 2017 had a weighted average grant date fair value of $8.98. No performance based awards were granted in 2017. The vesting of the performance based awards is contingent upon the Company meeting cumulative earnings targets over one to three years and continued employment through the vesting date. The term of the time based awards is generally three years with vesting up to generally three years. The vesting period of the time-based and performance awards is generally commensurate with the requisite service period.
The total fair value of restricted stock and restricted stock unit awards, which vested during the years ended December 31, 2019, 2018 and 2017 was $4,517, $3,583 and $7,316, respectively. At December 31, 2019, the weighted average remaining contractual life for time based and performance based awards was 1.93 and 2.10 years, respectively.
At December 31, 2019, the unrecognized compensation expense for performance based awards was $5,341 to be recognized over a weighted average period of 2.10 years. At December 31, 2019, the unrecognized compensation expense for time based awards was $919 to be recognized over a weighted average period of 1.93 years.
The following table summarizes information about share option awards:

Share Option Awards
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Balance at December 31, 2018	111,866	$2.23	$4.85
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2019	111,866	$2.23	$4.85

We use the Black-Scholes option-pricing model to estimate the fair value of options granted. No options were granted in 2019.
The grant date fair value of the options granted in 2018 was determined to be $2.23. The assumptions for the model were as follows: expected life of 4.9 years, risk free interest rate of 2.9%, expected volatility of 52.9% and dividend yield of 0%. Options granted in 2018 vest in three years. The term of these awards is 5 years. The vesting period of these awards is generally commensurate with the requisite service period. At December 31, 2019, the weighted average remaining contractual life for these awards was 2 years. No options were granted in 2017.
No options were exercised during 2019 and 2018. The intrinsic value of options exercised during 2017 was $125. The aggregate intrinsic value of options outstanding as of December 31, 2019 is nil. As of December 31, 2019, no options were exercisable. No options vested in 2018 and 2017.
At December 31, 2019, the unrecognized compensation expense for these awards was $150 to be recognized over a weighted average period of 2 years. The cash received from the stock options exercised in 2017 was nil.
The following table summarizes information about stock appreciation rights (“SAR”) awards:

	SAR Awards
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Balance at December 31, 2018	250,800	$2.35	$6.60
Granted	2,425,000	1.04	3.07
Vested	—	—	—
Forfeited	(350,000)	1.31	5.57
Exercised	—	—	—
Balance at December 31, 2019	2,325,800	$1.14	$3.07

We use the Black-Scholes option-pricing model to estimate the fair value of the SAR awards. SAR awards granted in 2019 vest in equal installments on each of the first three anniversaries of the grant date and have grant date fair values ranging from $0.68 to $1.41. The assumptions for the model were as follows: expected life of 3 to 4 years, risk free interest rate of 1.8% to 2.3%, expected volatility of 62.5% to 67.1% and dividend yield of 0%. The term of these awards is 5 years. The vesting period of awards granted is generally commensurate with the requisite service period.
No SAR awards were granted in 2018.
SAR awards granted in 2017 vest on the third anniversary of the grant date and have a grant date fair value of $2.35. The assumptions for the model were as follows: expected life of 4 years, risk free interest rate of 1.7%, expected volatility of 46.2% and dividend yield of 0%. The term of these awards is 5 years. The vesting period of awards granted is generally commensurate with the requisite service period.
As of December 31, 2019, no SAR awards were exercisable. As of December 31, 2019, there were no SAR awards that were vested. The aggregate intrinsic value of the SAR awards outstanding as of December 31, 2019 is $885. No SAR awards were exercised during 2019 and 2018. No SAR awards vested in 2018 and 2017. At December 31, 2019, the weighted average remaining contractual life for the SAR awards was 1.22 years.
At December 31, 2019, the unrecognized compensation expense for these awards was $1,298 to be recognized over a weighted average period of 1.22 years.
For the years ended December 31, 2019, 2018 and 2017, $2,460, $5,892, and $5,335 was recognized in stock compensation related to all stock compensation awards, respectively. The related income tax benefit for the years ended December 31, 2019, 2018 and 2017 was $643, $472, and $1,401, respectively.